Operating Leases (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Right of use of assets, beginning balance	$ 3,251,638	$ 1,735,346	$ 0
Adoption of IFRS 16			1,906,403
Amortization on ROU asset			(235,587)
Effect of foreign exchange rate changes		11,428	(3,826)
Additions		3,330,947
Disposal - ROU asset	(3,330,947)	(466,839)
Disposal - Accumulated amortization on ROU asset	264,362	339,519
Impairment of ROU asset		(1,276,779)
Amortization	(185,053)	(421,984)
Right of use of assets, Ending balance	$ 0	$ 3,251,638	$ 1,735,346